ASSETS HELD FOR SALE AND DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Of Assets Held For Sale [Abstract]
Disclosure Of Assets Held-For-Sale [Table Text Block]
A summary of major classes of assets and liabilities classified as held for sale is as follows:

	Successor
	December 31,		September 30,
	2013	2012	2012
Cash and cash equivalents	$–	$1.9	$0.4
Restricted cash	–	2.3	2.7
Accounts receivable	–	0.5	17.1
Inventories	–	0.6	5.4
Prepaids and other	–	–	0.5
Property, plant and equipment	2.9	24.7	25.8
Other assets	2.8	4.3	4.3
Assets held for sale	5.7	34.3	56.2
Accounts payable and accrued liabilities	–	15.2	14.8
Liabilities associated with assets held for sale	$–	$15.2	$14.8

Schedule of Disposal Groups, Including Discontinued Operations, Income Statement, Balance Sheet and Additional Disclosures [Table Text Block]
The operations of the Snowflake mill were classified as a discontinued operation. A breakdown of earnings (loss) from discontinued operations, net of tax is as follows:

	Successor		Predecessor
	Year ended December 31,	Three months ended December 31,	Nine months ended September 30,	Year ended December 31,
	2013	2012	2012	2011
Sales	$0.7	$4.5	$142.8	$181.8
Cost of sales, excluding depreciation and amortization	(1.1)	(5.0)	(142.4)	(202.9)
Depreciation and amortization	–	–	–	(7.0)
Impairment, severances and other closure costs	(0.2)	(11.0)	(8.7)	(161.8)
Restructuring costs	(0.4)	(1.1)	–	–
Interest expense, net	–	–	(0.1)	(0.2)
Other income (expense), net	(0.1)	0.7	–	(4.4)
Gain on sale of assets of Snowflake and shares of Apache Railway	4.1	–	–	–
Reorganization items, net (note 5)	0.1	(1.0)	4.8	–
Income tax expense	–	–	–	(1.0)
Earnings (loss) from discontinued operations, net of tax	$3.1	$(12.9)	$(3.6)	$(195.5)

Schedule Of Gain on Sale of Disposal Group, Including Discontinued Operation [Table Text Block]
The company recognized a gain on the sale of the assets of Snowflake and the shares of Apache Railway of $4.1 million that consisted of:

Gain on Sale
Contract price	$13.5
Adjusted for:
Transaction fees related to sale	(0.4)
Cancellation of letter of credit related to Arizona Department of Environmental Quality	(2.3)
Net proceeds	10.8

De-recognition of assets
Property, plant and equipment	(6.6)
Other current assets (Apache Railway)	(0.2)
De-recognition of liabilities
Accounts payable and accrued liabilities (Apache Railway)	0.1
$4.1